Document and Entity information	3 Months Ended
Jun. 30, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Deutsche Bank Aktiengesellschaft
Entity Central Index Key	0001159508
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Know Seasoned Issuer	Yes
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Amendment Flag	false
Entity Common Stock, Shares Outstanding	2,059,885,742